FINANCE COSTS - Disclosure of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 1,544	$ 1,398
Accretion on provision for reclamation and rehabilitation [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	655	576
Interest on loans [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	827	728
Interest on lease liabilities [Member]
Disclosure Of Finance Costs [Line Items]
Finance costs	$ 62	$ 94